UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               04/01/11
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           98

Form 13F Information Table Value Total:  $ 2,381,661
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                 March 31, 2011

                                                                                                             Voting Authority
                               Title of            Value    Shares/  Sh/ Put/ Invstmt    Other        ------------------------------
         Name of Issuer          class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn   Managers       Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------


ACE Limited                      COM    H0023R105   92,058  1,422,842 SH       Sole                   1,207,752              215,090
Flextronics International Ltd.   COM    Y2573F102   40,524  5,424,943 SH       Sole                   4,689,813              735,130
PartnerRe Ltd.                   COM    G6852T105    4,011     50,618 SH       Sole                      30,078               20,540
AGL Resources Inc.               COM    001204106      696     17,475 SH       Sole                      17,475
AT&T Inc.                        COM    00206R102   95,161  3,108,825 SH       Sole                   2,660,345              448,480
Advance Auto Parts Inc           COM    00751Y106   52,697    803,070 SH       Sole                     688,335              114,735
Allstate Corporation             COM    020002101      429     13,505 SH       Sole                      13,505
Ameren Corp                      COM    023608102    1,304     46,455 SH       Sole                         255               46,200
American Express Co.             COM    025816109      226      5,000 SH       Sole                       5,000
Apple Inc.                       COM    037833100   34,116     97,891 SH       Sole                      81,124               16,767
BE Aerospace Inc.                COM    073302101      514     14,455 SH       Sole                       8,665                5,790
Bank of America Corp             COM    060505104    2,080    156,012 SH       Sole                      12,260              143,752
Baxter International             COM    071813109      484      9,000 SH       Sole                       4,500                4,500
Bio-Rad Laboratories Cl A        COM    090572207      251      2,090 SH       Sole                       2,090
Bristol-Myers Squibb Co.         COM    110122108   57,487  2,175,085 SH       Sole                   1,754,005              421,080
Capital One Financial Corp.      COM    14040H105   80,748  1,554,042 SH       Sole                   1,245,292              308,750
Chesapeake Energy Corp           COM    165167107    9,134    272,500 SH       Sole                      92,900              179,600
Chevron Corp                     COM    166764100   88,782    825,959 SH       Sole                     664,959              161,000
Chubb Corp                       COM    171232101   64,440  1,051,055 SH       Sole                     834,430              216,625
Cisco Systems Inc.               COM    17275R102      171     10,000 SH       Sole                      10,000
Citigroup, Inc.                  COM    172967101   64,353 14,559,425 SH       Sole                  12,444,580            2,114,845
Coca-Cola Company                COM    191216100    8,533    128,620 SH       Sole                      25,414              103,206
ConAgra Foods, Inc.              COM    205887102    5,205    219,140 SH       Sole                      49,040              170,100
ConocoPhillips                   COM    20825C104  105,784  1,324,618 SH       Sole                   1,121,970              202,648
Cousins Properties Inc           COM    222795106    1,393    166,832 SH       Sole                      36,751              130,081
Deluxe Corporation               COM    248019101    1,028     38,750 SH       Sole                      38,750
Duke Energy Corp                 COM    26441C105      601     33,105 SH       Sole                      32,105                1,000
Eli Lilly & Co.                  COM    532457108   60,720  1,726,481 SH       Sole                   1,392,166              334,315
Entergy Corp                     COM    29364G103    1,230     18,300 SH       Sole                                           18,300
Exelon Corp                      COM    30161N101    7,695    186,585 SH       Sole                      38,385              148,200
Exxon Mobil Corporation          COM    30231G102   10,638    126,450 SH       Sole                      87,450               39,000
Fifth Third Bancorp              COM    316773100      139     10,015 SH       Sole                      10,015
Gamestop Corp                    COM    36467W109  107,224  4,761,289 SH       Sole                   4,105,449              655,840
Gannett Co. Inc.                 COM    364730101      152     10,000 SH       Sole                      10,000
General Dynamics Corp.           COM    369550108   91,585  1,196,246 SH       Sole                   1,023,996              172,250
Goldman Sachs Group Inc          COM    38141G104    4,853     30,600 SH       Sole                       5,600               25,000
Google Inc                       COM    38259P508   56,228     95,828 SH       Sole                      83,068               12,760
H&R Block Inc.                   COM    093671105      200     11,925 SH       Sole                      11,925
Halliburton Company              COM    406216101    3,273     65,679 SH       Sole                      31,315               34,364
Harsco Corporation               COM    415864107    3,914    110,900 SH       Sole                      59,200               51,700
Hewlett-Packard Co               COM    428236103      248      6,050 SH       Sole                       5,550                  500
Human Genome Sciences, Inc.      COM    444903108      220      8,000 SH       Sole                       8,000
Huntington Ingalls Inds. Inc.    COM    446413106      351      8,462 SH       Sole                          99                8,363
IBM Corp                         COM    459200101   81,568    500,203 SH       Sole                     450,558               49,645
ITT Corporation                  COM    450911102      369      6,150 SH       Sole                       5,850                  300
Ingram Micro Inc.                COM    457153104      916     43,540 SH       Sole                      43,540
Intel Corporation                COM    458140100   54,347  2,693,131 SH       Sole                   2,388,151              304,980
JPMorgan Chase & Co              COM    46625H100    5,942    128,900 SH       Sole                      12,500              116,400
Johnson & Johnson                COM    478160104   75,776  1,278,926 SH       Sole                   1,107,560              171,366
KBR, Inc.                        COM    48242W106    2,308     61,095 SH       Sole                      37,645               23,450
Lincoln Educational Systems      COM    533535100    1,736    109,282 SH       Sole                      58,300               50,982
McGraw-Hill Companies            COM    580645109   54,094  1,372,954 SH       Sole                   1,114,880              258,074
Merck & Co. Inc.                 COM    58933Y105   90,864  2,752,621 SH       Sole                   2,382,016              370,605
Microsoft Corporation            COM    594918104   74,377  2,929,382 SH       Sole                   2,565,812              363,570
Morgan Stanley                   COM    617446448   83,510  3,056,735 SH       Sole                   2,615,940              440,795
NII Holdings Inc.                COM    62913F201    3,649     87,570 SH       Sole                         370               87,200
Nike Inc cl B                    COM    654106103      261      3,450 SH       Sole                       3,450
Northrop Grumman Corp            COM    666807102    3,186     50,800 SH       Sole                         600               50,200
Nucor Corporation                COM    670346105    5,307    115,325 SH       Sole                      42,025               73,300
Old Republic Int'l Corp          COM    680223104      874     68,835 SH       Sole                      68,835
Oracle Corporation               COM    68389X105  106,604  3,188,678 SH       Sole                   2,784,158              404,520
PPL Corp                         COM    69351T106    1,240     49,000 SH       Sole                                           49,000
PetSmart Inc.                    COM    716768106    1,094     26,719 SH       Sole                       7,135               19,584
Philip Morris Intl               COM    718172109    4,932     75,155 SH       Sole                      26,495               48,660
Polaris Industries Inc           COM    731068102      741      8,520 SH       Sole                       8,520
Raytheon Company                 COM    755111507    4,588     90,200 SH       Sole                      24,000               66,200
Regions Financial Corp           COM    7591EP100       76     10,510 SH       Sole                       1,510                9,000
SPDR DJIA ETF Trust              COM    78467X109      555      4,509 SH       Sole                       3,459                1,050
SUPERVALU, Inc.                  COM    868536103      588     65,870 SH       Sole                      65,870
Selective Insurance Group        COM    816300107      208     12,000 SH       Sole                      12,000
St. Jude Medical Inc.            COM    790849103   88,951  1,735,292 SH       Sole                   1,505,482              229,810
State Street Corp                COM    857477103    9,731    216,535 SH       Sole                     124,835               91,700
SunTrust Banks, Inc.             COM    867914103      918     31,840 SH       Sole                      31,840
Synovus Financial Corp           COM    87161C105       34     14,000 SH       Sole                      14,000
Sysco Corporation                COM    871829107      597     21,545 SH       Sole                      21,545
V.F. Corporation                 COM    918204108   72,372    734,513 SH       Sole                     613,448              121,065
Valero Energy Corp.              COM    91913Y100    3,448    115,630 SH       Sole                       2,780              112,850
Vanguard Emer Mkts ETF           COM    922042858      208      4,245 SH       Sole                       4,245
Vanguard FTSE All-World ex-US    COM    922042775      381      7,717 SH       Sole                       7,717
Vanguard Growth ETF              COM    922908736      380      5,905 SH       Sole                       5,905
Vanguard Mid-Cap ETF             COM    922908629      125      1,547 SH       Sole                       1,512                   35
Vanguard Small-Cap ETF           COM    922908751      127      1,613 SH       Sole                       1,573                   40
Vanguard Value ETF               COM    922908744      341      6,018 SH       Sole                       5,938                   80
Verizon Communications, Inc.     COM    92343V104    1,792     46,505 SH       Sole                      39,505                7,000
Wal-Mart Stores, Inc.            COM    931142103   78,413  1,506,499 SH       Sole                   1,269,849              236,650
Western Digital Corp.            COM    958102105   97,761  2,621,649 SH       Sole                   2,298,369              323,280
Whitney Holding Corp.            COM    966612103      312     22,900 SH       Sole                       8,400               14,500
Xerox Corporation                COM    984121103    3,920    368,119 SH       Sole                     159,270              208,849
BP PLC ADS                       ADR    055622104      448     10,159 SH       Sole                       7,042                3,117
Invesco Ltd.                     ADR    G491BT108      220      8,620 SH       Sole                       8,620
Nokia Corporation                ADR    654902204      527     61,970 SH       Sole                      61,470                  500
Norsk Hydro ASA                  ADR    656531605      340     41,500 SH       Sole                      41,500
Petroleo Brasileiro SA ADR       ADR    71654V101    3,412     96,000 SH       Sole                                           96,000
Royal Dutch Shell CL A           ADR    780259206   67,908    932,035 SH       Sole                     882,050               49,985
Teva Pharmaceutical              ADR    881624209   81,129  1,617,091 SH       Sole                   1,409,236              207,855
Vale S.A.                        ADR    91912E105   46,472  1,393,468 SH       Sole                   1,216,638              176,830
American Funds- Growth Fnd of    MF     399874403      364     11,447 SH       Sole                      11,447
Vanguard Intermediate Term Bon   MF     921937306      434     39,129 SH       Sole                      39,129
REPORT SUMMARY        98           DATA RECORDS         2,381,661                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED